Schedule of discounted lease payments (Details) - Forekast limited [member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total discounted lease payments	$ 69,463	$ 91,354
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total discounted lease payments	29,493	23,693
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total discounted lease payments	39,970	60,680
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total discounted lease payments		$ 6,981